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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|; Amendment Number: _________
          This Amendment (check only one): |_| is a restatement.
                                           |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gates Capital Management, Inc.
Address:   1177 Avenue of the Americas, 32nd Floor
           New York, NY 10036

Form 13F File Number: 28-11102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey L. Gates
Title:     President
Phone:     (212) 626-1421

Signature, Place, and Date of Signing:


/s/ Jeffrey L. Gates   New York, New York   November 14, 2006
--------------------
      [Signature]         [City, State]           [Date]

Report Type:

          |X|  13F HOLDINGS REPORT

          |_|  13F NOTICE

          |_|  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   21

Form 13F Information Table Value Total:   $576,656 (in thousands)

List of Other Included Managers:          NONE

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FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
ADESA INC                           COM       00686U104    46766   2023621   SH          SOLE             2023621
ADVANCE AUTO PARTS INC              COM       00751Y106    26252    796950   SH          SOLE              796950
ADVANCED MEDICAL OPTICS INC         COM       00763M108     6694    169259   SH          SOLE              169259
ADVANCED MEDICAL OPTICS INC         COM       00763M958     5933    150000   SH   PUT    SOLE              150000
ARBITRON INC                        COM       03875Q108    56529   1527398   SH          SOLE             1527398
AUTOZONE INC                        COM       053332102    27560    266800   SH          SOLE              266800
CAVCO INDS INC DEL                  COM       149568107     2419     76776   SH          SOLE               76776
CBS CORP NEW                        COM       124857202    29849   1059607   SH          SOLE             1059607
CLEAR CHANNEL COMMUNICATIONS        COM       184502102    18351    636100   SH          SOLE              636100
DARLING INTL INC                    COM       237266101    24504   5848158   SH          SOLE             5848158
DAVITA INC                          COM       23918K108    26203    452796   SH          SOLE              452796
FIRST DATA CORP                     COM       319963104    77700   1850000   SH          SOLE             1850000
GETTY IMAGES INC                    COM       374276103    40986    825000   SH          SOLE              825000
HILTON HOTELS CORP                  COM       432848109    34445   1236806   SH          SOLE             1236806
MARVEL ENTERTAINMENT INC            COM       57383T103    21921    908065   SH          SOLE              908065
MARVEL ENTERTAINMENT INC            COM       57383T953    14484    600000   SH   PUT    SOLE              600000
MOODYS CORP                         COM       615369105    21703    331953   SH          SOLE              331953
PAYLESS SHOESOURCE INC              COM       704379106    39183   1573601   SH          SOLE             1573601
PIONEER COS INC                     COM       723643300    21732    886660   SH          SOLE              886660
PLAYTEX PRODUCTS INC                COM       72813P100    21054   1571200   SH          SOLE             1571200
REGIS CORP MINN                     COM       758932107    12388    345542   SH          SOLE              345542